UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund

[photo of a globe sculpture]

Semi-annual report for the six months ended March 31, 2010

SMALLCAP World Fund® seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2010:

	1 year	5 years	10 years
Class A shares

Reflecting 5.75% maximum sales charge	64.64%	5.62%	0.84%

The total annual fund operating expense ratio was 1.25% for Class A shares as of September 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details.

Results for other share classes can be found on page 36.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of a globe sculpture]
The first six months of SMALLCAP World Fund’s fiscal year reflected the maturation of the global stock market recovery. For the six months ended March 31, 2010, the fund saw a total return of 12.0%, which included a dividend of 19.6 cents paid on December 28, 2009. Those who took dividends in cash saw a total return of 11.3% for the six-month period.

By comparison, the unmanaged MSCI All Country World Small Cap Index, the fund’s primary benchmark, gained 11.6% for the period, while the unmanaged S&P Global <$3 Billion Index gained 11.1%, and the Lipper Global Small-Cap Funds Average, the fund’s peer group, rose 10.4%. None of the benchmarks include sales charges or taxes.

[Begin Sidebar]
Results at a glance
For periods ended March 31, 2010, with all distributions reinvested

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	4/30/90)

SMALLCAP World Fund
(Class A shares)	12.0%	74.6%	6.9%	1.4%	9.6%

MSCI All Country World
Small Cap Index1,2	11.6	78.6	6.7	6.1	n/a

S&P Global <$3 Billion Index1,3	11.1	76.4	6.8	7.4	8.7

Lipper Global Small-Cap
Funds Average4	10.4	69.4	4.8	2.2	9.6

1 All market indexes cited in this report are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.
2 The MSCI All Country World Small Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of smaller capitalization companies in both developed and emerging markets.

3 S&P Global <$3 Billion Index has been used since May 2006. Cumulative returns for periods beginning before May 2006 also include results from the comparative indexes used in those periods as follows: S&P Global <$2 Billion (May 2004 to April 2006), S&P Developed <$1.5 Billion (January 2000 to April 2004), and S&P Developed <$1.2 Billion (1990 to 1999). The S&P Global indexes include both developed and developing countries. The S&P Developed indexes (used prior to May 2004) only include stocks in developed countries. S&P Global <$3 Billion Index is being replaced by the more representative MSCI All Country World Small Cap Index.

4 Lipper averages do not reflect the effect of sales charges or taxes.
[End Sidebar]

A global recovery
The stock market recovery that led to the positive annual return we wrote about six months ago has moderated over the past six months. This is largely the result of a return to relative stability in global equity markets after the 2008–2009 collapse and subsequent recovery.

The economic backdrop has improved over the first six months of the fund’s fiscal year. The United States and many other nations around the world saw economic growth resume in the second half of 2009. Unemployment remains high in many places, however, and the durability of the economic recovery has yet to weather a significant challenge.

As it has in previous recessions, the global equity markets recovered well before global economies. The initial market recovery, roughly from March through September 2009, saw a surge in stock prices that can be attributed primarily to oversold stocks returning to normal valuations. Since then, investors have assumed a more typical, critical stance in selecting stocks, which makes our intensive global research efforts all the more important.

Asian economies and markets have recovered quickly, given China’s aggressive stimulus efforts. While encouraging, the strength of this recovery will be tested once stimulus efforts wane. In addition, continued unemployment and slow economic growth in the U.S. and Europe could erode investor confidence.

Portfolio review
Despite the run-up in share prices over the last year, the portfolio counselors of SMALLCAP World Fund continue to take a long-term approach to investing. We invest in companies, not sectors, and our approach to each potential investment involves intensive research into the company, its business and its practices.

[Begin Sidebar]
Where are SMALLCAP’s holdings located?

[begin pie chart]
As of March 31, 2010	Percent of net assets

United States	40.2%
Asia & Pacific Basin	27.0
Europe	18.6
Other (including Canada & Latin America)	7.2
Short-term securities & other assets less liabilities	7.0
[end pie chart]

[begin pie chart]
As of September 30, 2009	Percent of net assets

United States	41.1%
Asia & Pacific Basin	24.7
Europe	19.9
Other (including Canada & Latin America)	5.7
Short-term securities & other assets less liabilities	8.6
[end pie chart]
[End Sidebar]

The fund’s investments in the industrials sector remains its largest, at 16.2% of the portfolio, though these stocks lagged other sectors slightly during the period. Consumer discretionary investments represented 14.8% of the fund and showed stronger returns. The fund’s health care holdings also helped returns, and were 11.2% of the fund at the end of the period. Energy and natural resources stocks also aided the fund, while the financials sector showed slower growth.

The fund’s largest holding, printed circuit-board maker Kingboard Chemical Holdings, rose 19.8% during the first six months of the fiscal year. East West Bancorp, the fourth-largest holding in the fund, had one of the best returns, climbing 109.9% for the period. All of the fund’s top 10 holdings had positive gains for the period.

Roughly 53% of the fund is invested in non-U.S. equities, slightly higher than when the period began. The fund increased its investments in Asia, which now represents 27.0% of the total portfolio, up from 24.7% at the start of the period, and these stocks generally produced better returns for the fund than equities from other regions.

Looking ahead
The global economy is indeed in recovery, but also at a crossroads. There are reasons to be optimistic: monetary policy remains accommodative, inflation has yet to become an issue, and consumers have tentatively begun spending again. Likewise, corporate balance sheets continue to improve and access to capital is far less onerous. Yet global economies will eventually run out of government stimulus and must stand on their own, and inflation could become an issue at some point.

The recent six-month period was a positive one for the fund, and the long-term outlook remains strong. Yet uncertainty remains with regard to the next six to 24 months, and the strength of the current recovery may be tested at some point. We continue to use a disciplined, long-term strategy for the fund, and we encourage you to keep a long-term view of your investments as well. We appreciate your continued trust and support, and look forward to reporting to you again at the close of our fiscal year.

Cordially,

/s/ Gordon Crawford

Gordon Crawford
Vice Chairman of the Board

/s/ Gregory W. Wendt

Gregory W. Wendt
President

May 12, 2010

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, March 31, 2010
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification (percent of net assets)
Industrials	16.20%
Consumer discretionary	14.82
Information technology	12.87
Financials	11.62
Health care	11.24
Other industries	25.75
Convertible securities	0.34
Bonds & notes	0.11
Warrants	0.03
Short-term securities & other assets less liabilities	7.02
[end pie chart]

Country diversification (percent of net assets)

United States	40.2%
Euro zone*	7.5
United Kingdom	7.1
India	5.5
China	5.1
Australia	4.6
Canada	3.2
Hong Kong	2.8
Brazil	2.0
Japan	1.9
Thailand	1.9
Other countries	11.2
Short-term securities & other assets less liabilities	7.0

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, Slovenia and Spain.

			Percent
		Value	of net
Common stocks - 92.50%	Shares	(000)	assets

Industrials - 16.20%
Container Corp. of India Ltd.	6,121,060	$180,006	.93%
MSC Industrial Direct Co., Inc., Class A	3,123,700	158,434	.81
Jain Irrigation Systems Ltd. (1)	4,434,949	95,052	.49
Intertek Group PLC	3,255,000	72,070	.37
Downer EDI Ltd.	10,020,961	69,501	.36
MTU Aero Engines Holding AG	1,122,100	65,406	.34
WABCO Holdings Inc. (2)	2,180,000	65,226	.34
Other securities		2,448,060	12.56
		3,153,755	16.20

Consumer discretionary - 14.82%
Modern Times Group MTG AB, Class B	2,313,000	135,054	.69
lululemon athletica inc. (2)	2,658,214	110,316	.57
Jumbo SA (1)	9,249,878	93,877	.48
Virgin Media Inc. (2)	5,062,500	87,379	.45
Billabong International Ltd.	8,040,970	83,358	.43
CTC Media, Inc.	4,441,900	76,490	.39
Pantaloon Retail (India) Ltd.	8,524,816	74,987	.39
Central European Media Enterprises Ltd., Class A (2)	2,340,000	68,585	.35
Live Nation Entertainment, Inc. (2)	4,500,000	65,250	.34
Other securities		2,089,318	10.73
		2,884,614	14.82

Information technology - 12.87%
Kingboard Chemical Holdings Ltd.	41,928,100	190,901	.98
Rovi Corp. (2)	2,349,600	87,241	.45
Monster Worldwide, Inc. (2)	5,111,800	84,907	.44
Hittite Microwave Corp. (1) (2)	1,765,000	77,607	.40
National Instruments Corp.	2,207,653	73,625	.38
AVEVA Group PLC (1)	4,012,000	72,198	.37
Digital River, Inc. (1) (2)	2,301,300	69,729	.36
AOL Inc. (2)	2,505,000	63,326	.32
Other securities		1,785,017	9.17
		2,504,551	12.87

Financials - 11.62%
East West Bancorp, Inc. (1) (3)	8,143,965	127,681
East West Bancorp, Inc. (1)	1,783,600	31,070	.82
Industrial and Commercial Bank of China (Asia) Ltd.	35,960,537	90,040	.46
Dah Sing Financial Holdings Ltd. (1) (2)	16,339,400	89,442	.46
Zions Bancorporation	3,295,000	71,897	.37
YES BANK Ltd. (2)	12,360,000	70,652	.36
City National Corp.	1,260,700	68,040	.35
Kotak Mahindra Bank Ltd.	3,916,549	65,376	.34
Daegu Bank, Ltd.	4,879,110	65,345	.34
Other securities		1,582,521	8.12
		2,262,064	11.62

Health care - 11.24%
Cochlear Ltd.	2,192,654	146,521	.75
Inverness Medical Innovations, Inc. (2)	3,054,600	118,977	.61
Thoratec Corp. (1) (2)	3,201,500	107,090	.55
Integra LifeSciences Holdings Corp. (1) (2)	1,689,290	74,042	.38
American Medical Systems Holdings, Inc. (1) (2)	3,954,440	73,473	.38
Endo Pharmaceuticals Holdings Inc. (2)	3,018,000	71,496	.37
Talecris Biotherapeutics Holdings Corp. (2)	3,405,000	67,828	.35
Myriad Genetics, Inc. (2)	2,796,500	67,256	.35
Volcano Corp. (1) (2)	2,726,000	65,860	.34
Hikma Pharmaceuticals PLC	6,769,153	64,967	.33
Other securities		1,330,614	6.83
		2,188,124	11.24

Materials - 7.64%
Yingde Gases Group Co. Ltd. (2)	64,873,000	71,692	.37
James Hardie Industries SE (2)	10,315,000	68,701	.35
Aquarius Platinum Ltd.	6,611,111	41,849
Aquarius Platinum Ltd. (GBP denominated)	3,862,983	25,266	.35
Talvivaara Mining Co. PLC (2)	9,773,800	65,930	.34
Rhodia SA (2)	3,173,500	65,876	.34
African Minerals Ltd. (2)	10,953,821	61,215
African Minerals Ltd. (2) (3)	300,000	1,640	.32
Symrise AG	2,634,102	62,842	.32
Other securities		1,022,002	5.25
		1,487,013	7.64

Energy - 5.87%
Heritage Oil Ltd. (2)	13,013,500	110,867	.57
Pacific Rubiales Energy Corp. (2)	5,075,400	98,648	.51
Niko Resources Ltd.	920,000	98,181	.50
Concho Resources Inc. (2)	1,483,100	74,689	.38
FMC Technologies, Inc. (2)	1,115,000	72,062	.37
Banpu PCL	3,617,500	69,171	.36
Other securities		617,995	3.18
		1,141,613	5.87

Consumer staples - 3.85%
Other securities		749,451	3.85

Utilities - 1.99%
Xinao Gas Holdings Ltd. (1)	69,350,000	177,216	.91
Other securities		209,390	1.08
		386,606	1.99

Telecommunication services - 1.46%
tw telecom inc. (2)	5,635,000	102,275	.53
Partner Communications Co. Ltd.	2,900,039	65,178
Partner Communications Co. Ltd. (ADR)	311,800	7,044	.37
Other securities		110,320	.56
		284,817	1.46

Miscellaneous - 4.94%
Other common stocks in initial period of acquisition		961,316	4.94

Total common stocks (cost: $14,130,073,000)		18,003,924	92.50

			Percent
		Value	of net
Warrants - 0.03%		(000)	assets

Other - 0.03%
Other securities		5,949	.03

Total warrants (cost: $882,000)		5,949	.03

			Percent
		Value	of net
Convertible securities - 0.34%		(000)	assets

Other - 0.30%
Other securities		57,445	.30

Miscellaneous - 0.04%
Other convertible securities in initial period of acquisition		8,128	.04

Total convertible securities (cost: $61,726,000)		65,573	.34

			Percent
		Value	of net
Bonds & notes - 0.11%		(000)	assets

Financials - 0.11%
Other securities		20,557	.11

Total bonds & notes (cost: $17,058,000)		20,557	.11

			Percent
	Principal	Value	of net
Short-term securities - 6.76%	amount (000)	(000)	assets

Fannie Mae 0.10%-0.25% due 4/21-8/16/2010	$268,500	268,393	1.38
International Bank for Reconstruction and Development 0.12%-0.20% due 4/1-6/11/2010	262,500	262,448	1.35
Freddie Mac 0.20%-0.24% due 4/26-9/1/2010	259,180	259,008	1.33
U.S. Treasury Bills 0.205%-0.338% due 6/17-8/26/2010	197,800	197,701	1.02
Other securities		328,295	1.68

Total short-term securities (cost: $1,315,757,000)		1,315,845	6.76

Total investment securities (cost: $15,525,496,000)		19,411,848	99.74
Other assets less liabilities		51,138	.26

Net assets		$19,462,986	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 3/31/10 (000)
Xinao Gas Holdings Ltd.	72,350,000	-	3,000,000	69,350,000	$-	$177,216
East West Bancorp, Inc. (3)	-	8,143,965	-	8,143,965	56	127,681
East West Bancorp, Inc.	1,783,600	-	-	1,783,600	36	31,070
East West Bancorp, Inc. 13.00% convertible preferred	-	48,286	48,286	-	-	-
Thoratec Corp. (2)	3,076,500	125,000	-	3,201,500	-	107,090
Jain Irrigation Systems Ltd.	4,674,949	-	240,000	4,434,949	-	95,052
Jumbo SA	9,689,912	-	440,034	9,249,878	2,862	93,877
Dah Sing Financial Holdings Ltd. (2)	14,557,000	1,782,400	-	16,339,400	-	89,442
Hittite Microwave Corp. (2)	1,765,000	-	-	1,765,000	-	77,607
Integra LifeSciences Holdings Corp. (2)	1,604,890	84,400	-	1,689,290	-	74,042
American Medical Systems Holdings, Inc. (2)	3,935,400	166,440	147,400	3,954,440	-	73,473
AVEVA Group PLC	5,225,000	-	1,213,000	4,012,000	250	72,198
Digital River, Inc. (2)	2,982,700	133,600	815,000	2,301,300	-	69,729
Volcano Corp. (2)	2,991,900	-	265,900	2,726,000	-	65,860
Drogasil SA, ordinary nominative	2,791,900	1,035,900	200,000	3,627,800	300	58,285
Nakanishi Inc.	557,100	-	-	557,100	453	58,180
Lions Gate Entertainment Corp. (2)	9,000,000	-	-	9,000,000	-	56,160
Ipca Laboratories Ltd.	1,794,000	7,176,000	-	8,970,000	347	53,876
Resources Connection, Inc. (2)	3,477,500	-	667,500	2,810,000	-	53,868
Fourlis	4,074,000	-	41,700	4,032,300	-	48,345
Gulf Keystone Petroleum Ltd.(2) (4)	37,087,632	-	-	37,087,632	-	48,296
OpenTable, Inc. (2)	-	1,263,800	-	1,263,800	-	48,189
Trinity Ltd. (3)	82,337,500	-	-	82,337,500	-	45,793
Blue Nile, Inc. (2)	829,140	-	-	829,140	-	45,619
Ekornes ASA	2,937,598	-	917,848	2,019,750	-	43,925
Jaguar Mining Inc. (2) (5)	1,824,900	2,525,100	-	4,350,000	-	40,067
American Axle & Manufacturing Holdings, Inc. (2)	1,800,000	2,200,000	-	4,000,000	-	39,920
ZOLL Medical Corp. (2)	1,121,183	374,100	-	1,495,283	-	39,416
CKX, Inc. (2)	-	6,250,000	-	6,250,000	-	38,312
Gem Diamonds Ltd. (2)	800,000	9,484,551	434,551	9,850,000	-	37,096
Gem Diamonds Ltd.	2,953,639	-	2,953,639	-	-	-
Goodpack Ltd.	26,360,000	-	-	26,360,000	569	32,990
Goodpack Ltd., warrants, expire 2012 (2)	-	5,272,000	-	5,272,000	-	3,959
Goodpack Ltd., rights, expire 2009	-	5,272,000	5,272,000	-	-	-
Hana Microelectronics PCL	53,925,000	-	-	53,925,000	2,083	36,206
SonoSite, Inc. (2)	1,354,100	-	230,000	1,124,100	-	36,095
Ennis, Inc.	2,065,810	-	-	2,065,810	640	33,611
LoopNet, Inc. (2)	2,444,035	319,405	-	2,763,440	-	31,061
First Southern Bancorp, Inc. (2) (3) (6)	-	1,344,915	-	1,344,915	-	28,378
First Southern Bancorp, Inc., Series C, convertible preferred (2) (3) (6)	-	2,299	-	2,299	-	2,299
ASOS PLC (2)	2,905,000	925,000	-	3,830,000	-	30,099
Northgate PLC (2)	10,581,804	-	-	10,581,804	-	30,050
Cirrus Logic, Inc. (2)	-	3,479,668	-	3,479,668	-	29,194
Petroleum Development Corp. (2)	-	1,249,000	-	1,249,000	-	28,939
BrisConnections Unit Trusts (2)	27,300,000	-	-	27,300,000	-	28,802
Avid Technology, Inc. (2)	1,633,400	406,544	-	2,039,944	-	28,110
Frigoglass SAIC (2)	2,067,833	-	-	2,067,833	-	27,282
Exponent, Inc. (2)	936,400	-	-	936,400	-	26,706
Internet Capital Group, Inc. (2)	3,096,000	-	-	3,096,000	-	26,161
Infotech Enterprises Ltd.	3,000,000	-	-	3,000,000	-	24,689
Dolphin Capital Investors Ltd. (2)	36,765,400	-	5,374,639	31,390,761	-	24,431
Gruppo MutuiOnline SpA	3,160,000	-	-	3,160,000	-	24,203
Techwell, Inc. (2)	825,000	425,000	-	1,250,000	-	23,375
Petroceltic International PLC (2)	68,700,000	38,260,000	1,709,348	105,250,652	-	22,377
Domino's Pizza Enterprises Ltd.	4,759,100	-	276,800	4,482,300	257	22,082
Regal Petroleum PLC (2)	21,693,000	-	-	21,693,000	-	21,495
eHealth, Inc. (2)	1,504,054	685,000	874,054	1,315,000	-	20,711
Home Federal Bancorp, Inc.	1,384,249	-	-	1,384,249	152	20,085
Houston Wire & Cable Co.	1,678,900	-	-	1,678,900	286	19,442
Green Packet Bhd. (2)	-	52,119,916	-	52,119,916	-	18,725
Fluidigm Corp., Series E, convertible preferred (2) (3) (6)	1,251,055	58,685	-	1,309,740	-	17,931
Fluidigm Corp., warrant, expires 2019 (2) (3) (6)	1	-	-	1	-	-
Fluidigm Corp. 14.06% convertible notes 2009	$794,292	-	$794,292	-	16	-
Standard Parking Corp. (2) (5)	30,400	967,600	-	998,000	-	16,387
BG Medicine, Inc., Series D, convertible preferred (2) (3) (6)	1,538,462	-	-	1,538,462	-	13,754
BG Medicine, Inc. 12.00% convertible notes 2011 (3) (6)	-	$250,000	-	$250,000	-	250
BG Medicine, Inc., warrants, expire 2020 (2) (3) (6)	-	28,846	-	28,846	-	-
Territorial Bancorp Inc.	782,500	-	80,284	702,216	39	13,363
Rusoro Mining Ltd. (2) (4)	20,000,000	-	-	20,000,000	-	6,896
Rusoro Mining Ltd. (2)	19,297,000	-	935,000	18,362,000	-	6,331
Vital Images, Inc. (2)	792,000	-	-	792,000	-	12,807
Cpl Resources PLC	2,975,986	-	-	2,975,986	129	10,068
Bloomsbury Publishing PLC	5,405,000	-	-	5,405,000	69	9,357
Newron Pharmaceuticals SpA (2)	257,000	-	-	257,000	-	5,072
Newron Pharmaceuticals SpA (2) (4)	-	142,000	-	142,000	-	2,803
Rockhopper Exploration PLC (2)	-	11,000,000	1,020,925	9,979,075	-	6,782
Obtala Resources PLC (2) (4)	7,950,000	-	-	7,950,000	-	3,411
Obtala Resources PLC (2)	7,000,000	-	-	7,000,000	-	3,003
TranS1 Inc. (2)	1,620,000	-	-	1,620,000	-	5,265
Ten Alps PLC (2)	3,439,001	-	-	3,439,001	-	1,227
Imagelinx PLC (2)	21,385,714	-	-	21,385,714	-	1,218
Zoloto Resources Ltd. (2) (3)	8,175,000	-	-	8,175,000	-	41
CEC Unet PLC (2) (3)	35,100,775	-	-	35,100,775	-	-
KAB Distribution Inc. (2) (3)	9,700,000	-	-	9,700,000	-	-
African Minerals Ltd. (2) (7)	10,676,082	499,918	222,179	10,953,821	-	-
African Minerals Ltd. (2) (3) (7)	-	300,000	-	300,000	-	-
Astaldi SpA (7)	5,344,954	-	1,234,636	4,110,318	-	-
austriamicrosystems AG, non-registered shares (7)	715,000	-	715,000	-	-	-
Beacon Roofing Supply, Inc. (2) (7)	2,504,225	-	450,000	2,054,225	-	-
Bowne & Co., Inc. (5) (7)	1,736,682	863,318	2,600,000	-	275	-
Domino's Pizza UK & IRL PLC (7)	8,286,034	390,000	6,256,034	2,420,000	279	-
Fisher & Paykel Healthcare Corp. Ltd. (7)	26,890,690	-	4,282,490	22,608,200	1,045	-
Glacier Bancorp, Inc. (7)	3,959,000	-	3,959,000	-	515	-
Grontmij NV, depository receipts (7)	1,107,000	-	655,000	452,000	-	-
Kenmare Resources PLC (2) (7)	55,956,000	39,920,802	-	95,876,802	-	-
Kenmare Resources PLC (2) (4) (7)	-	14,095,980	-	14,095,980	-	-
Kingboard Chemical Holdings Ltd. (7)	55,295,200	-	13,367,100	41,928,100	-	-
LECG Corp. (7)	1,863,800	-	1,863,800	-	-	-
Live Nation Entertainment, Inc. (2) (7)	5,782,000	-	1,282,000	4,500,000	-	-
Lonrho PLC (2) (7)	42,015,000	12,300,000	9,505,800	44,809,200	-	-
Manila Water Co., Inc. (7)	111,206,800	-	70,006,800	41,200,000	301	-
MARR SpA (7)	3,380,063	-	917,698	2,462,365	-	-
Mineral Deposits Ltd. (2) (7)	16,142,844	-	-	16,142,844	-	-
Mineral Deposits Ltd. (CAD denominated) (2) (7)	12,400,000	-	-	12,400,000	-	-
Ono Sokki Co., Ltd. (7)	1,609,000	-	1,609,000	-	42	-
Pantaloon Retail (India) Ltd. (7)	8,524,816	-	-	8,524,816	110	-
Pantaloon Retail (India) Ltd., Class B (7)	551,250	-	-	551,250	8	-
Redwood Trust, Inc. (7)	4,450,000	-	2,600,000	1,850,000	463	-
SkillSoft PLC (ADR) (7)	6,289,000	-	6,289,000	-	-	-
SVB Financial Group (2) (7)	1,789,000	-	750,000	1,039,000	-	-
Veeco Instruments Inc. (7)	2,566,396	-	2,566,396	-	-	-
Vision-Sciences, Inc. (2) (7)	2,200,000	-	681,287	1,518,713	-	-
					$11,582	$2,747,207

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $289,466,000, which represented 1.49% of the net assets of the fund.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $343,125,000, which represented 1.76% of the net assets of the fund.

(5) This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2009; it was not publicly disclosed.
(6) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

First Southern Bancorp, Inc.	12/17/2009	$28,378	$28,378	.15%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	2,299	.01
Fluidigm Corp., Series E, convertible preferred	12/21/2006-11/16/2009	18,337	17,931	.10
Fluidigm Corp., warrant, expires 2019	8/17/2009	-	-	.00
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	13,754	.07
BG Medicine, Inc. 12.00% convertible notes 2011	3/30/2010	250	250	.00
BG Medicine, Inc., warrants, expire 2020	3/30/2010	-	-	.00
Other restricted securities		75,824	11,733	.05

Total restricted securities		$135,088	$74,345	.38%

(7) Unaffiliated issuer at 3/31/2010.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at March 31, 2010	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,080,387)	$16,664,641
Affiliated issuers (cost: $2,445,109)	2,747,207	$19,411,848
Cash denominated in currencies other than U.S. dollars
(cost: $1,888)		1,888
Cash		6,340
Receivables for:
Sales of investments	116,685
Sales of fund's shares	29,913
Dividends and interest	23,583	170,181
		19,590,257
Liabilities:
Payables for:
Purchases of investments	72,733
Repurchases of fund's shares	28,347
Investment advisory services	10,361
Services provided by affiliates	8,831
Directors' deferred compensation	1,599
Non-U.S. taxes	4,515
Other	885	127,271
Net assets at March 31, 2010		$19,462,986

Net assets consist of:
Capital paid in on shares of capital stock		$18,923,299
Distributions in excess of net investment income		(176,629)
Accumulated net realized loss		(3,165,779)
Net unrealized appreciation		3,882,095
Net assets at March 31, 2010		$19,462,986

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.01 par value (581,709 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$14,077,139	417,842	$33.69
Class B	431,380	13,488	31.98
Class C	834,683	26,301	31.74
Class F-1	646,847	19,359	33.41
Class F-2	213,663	6,332	33.75
Class 529-A	495,512	14,783	33.52
Class 529-B	55,124	1,705	32.33
Class 529-C	181,320	5,615	32.29
Class 529-E	29,028	878	33.08
Class 529-F-1	42,349	1,262	33.57
Class R-1	40,999	1,265	32.40
Class R-2	685,345	21,154	32.40
Class R-3	632,547	19,166	33.00
Class R-4	440,899	13,167	33.48
Class R-5	306,888	9,026	34.00
Class R-6	349,263	10,366	33.69

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $35.75 and $35.56, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2010		(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,793; also includes $11,566 from affiliates)	$92,866
Interest (includes $16 from affiliate)	2,890	$95,756

Fees and expenses*:
Investment advisory services	57,936
Distribution services	28,359
Transfer agent services	13,674
Administrative services	5,196
Reports to shareholders	958
Registration statement and prospectus	1,625
Directors' compensation	418
Auditing and legal	64
Custodian	1,627
State and local taxes	324
Other	907	111,088
Net investment loss		(15,332)

Net realized gain and unrealized
appreciation on investments
and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $438; also includes $35,250 net loss from affiliates)	435,834
Currency transactions	(657)	435,177
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $4,515)	1,657,407
Currency translations	(118)	1,657,289
Net realized gain and
unrealized appreciation
on investments and currency		2,092,466
Net increase in net assets resulting
from operations		$2,077,134

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

	Six months ended March 31, 2010*	Year ended September 30, 2009
Operations:
Net investment (loss) income	$(15,332)	$97,693
Net realized gain (loss) on investments and currency transactions	435,177	(3,563,228)
Net unrealized appreciation on investments and currency translations	1,657,289	4,089,754
Net increase in net assets resulting from operations	2,077,134	624,219

Dividends paid to shareholders
from net investment income	(103,851)	-

Net capital share transactions	(6,159)	(710,466)

Total increase (decrease) in net assets	1,967,124	(86,247)

Net assets:
Beginning of period	17,495,862	17,582,109
End of period (distributions in excess of
net investment income: $(176,629) and $(57,446), respectively)	$19,462,986	$17,495,862

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                               unaudited

1.	Organization

SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

On November 24, 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2010 or early 2011; however, the fund reserves the right to delay the implementation. Shareholders also approved amendments to the fund’s Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of the fund.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Industrials	$3,128,818	$9,251	$15,686	$3,153,755
Consumer discretionary	2,838,038	-	46,576	2,884,614
Information technology	2,504,519	-	32	2,504,551
Financials	2,100,015	133,671	28,378	2,262,064
Health care	2,188,121	-	3	2,188,124
Materials	1,478,210	8,762	41	1,487,013
Energy	1,131,077	-	10,536	1,141,613
Consumer staples	749,451	-	-	749,451
Utilities	386,606	-	-	386,606
Telecommunication services	284,817	-	-	284,817
Miscellaneous	961,316	-	-	961,316
Warrants	4,067	1,882	-	5,949
Convertible securities	16,463	14,462	34,648	65,573
Bonds & notes	-	20,557	-	20,557
Short-term securities	-	1,315,845	-	1,315,845
Total	$17,771,518	$1,504,430	$135,900	$19,411,848

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended March 31, 2010 (dollars in thousands):

	Beginning value at 10/1/2009	Net purchases and sales	Net unrealized appreciation*	Net transfers out of Level 3†	Ending value at 3/31/2010
Investment securities	$60,321	$67,658	$46,074	$(38,153)	$135,900

Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2010 (dollars in thousands)*:					$33,527

*Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund's portfolio holdings may fluctuate in response to events specific to the companies or markets in which the fund invests, as well as economic, political or social events in the U.S. or abroad. Investing in smaller companies may pose additional risks as it is often more difficult to value or dispose of small company stocks, more difficult to obtain information about smaller companies, and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or global economic, political or social instability, securities issued by entities based outside the U.S. may be affected to a greater extent.

The prices of the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations. The growth-oriented common stocks and other equity-type securities, such as preferred stocks, convertible preferred stocks and convertible bonds, generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent. These investments may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2010, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2002.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2009, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$63,551
Post-October currency loss deferrals (realized during the period November 1, 2008, through September 30, 2009)*	(760)
Capital loss carryforward expiring 2017†	(365,461)
Post-October capital loss deferrals (realized during the period November 1, 2008, through September 30, 2009)*	(3,207,310)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2010, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,774,433
Gross unrealized depreciation on investment securities	(1,055,664)
Net unrealized appreciation on investment securities	3,718,769
Cost of investment securities	15,693,079

No distributions were paid to shareholders during the year ended September 30, 2009. Ordinary income distributions paid to shareholders during the six months ended March 31, 2010, were as follows (dollars in thousands):

Share class
Class A	82,116
Class B	-
Class C	320
Class F-1	4,116
Class F-2	1,894
Class 529-A	3,021
Class 529-B	-
Class 529-C	-
Class 529-E	109
Class 529-F-1	331
Class R-1	34
Class R-2	-
Class R-3	2,561
Class R-4	3,241
Class R-5	2,757
Class R-6	3,351
Total	$103,851

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2010, the investment advisory services fee was $57,936,000, which was equivalent to an annualized rate of 0.642% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2010, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2010, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$15,658	$13,246	Not applicable	Not applicable	Not applicable
Class B	2,101	428	Not applicable	Not applicable	Not applicable
Class C	3,830	Included in administrative services	$576	$152	Not applicable
Class F-1	713		432	57	Not applicable
Class F-2	Not applicable		103	8	Not applicable
Class 529-A	460		312	66	$ 223
Class 529-B	259		37	13	26
Class 529-C	815		115	37	82
Class 529-E	66		18	4	13
Class 529-F-1	-		26	6	19
Class R-1	186		19	15	Not applicable
Class R-2	2,346		467	1,113	Not applicable
Class R-3	1,422		421	306	Not applicable
Class R-4	503		296	14	Not applicable
Class R-5	Not applicable		135	5	Not applicable
Class R-6	Not applicable		80	-*	Not applicable
Total	$28,359	$13,674	$3,037	$1,796	$363
* Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $418,000, shown on the accompanying financial statements, includes $277,000 in current fees (either paid in cash or deferred) and a net increase of $141,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2010
Class A	$964,970	30,584	$78,893	2,504	$(1,212,931)	(38,732)	$(169,068)	(5,644)
Class B	14,518	483	-	-	(57,312)	(1,921)	(42,794)	(1,438)
Class C	85,494	2,877	310	11	(74,939)	(2,540)	10,865	348
Class F-1	123,489	3,942	3,785	121	(86,555)	(2,796)	40,719	1,267
Class F-2	52,465	1,664	1,549	49	(18,789)	(595)	35,225	1,118
Class 529-A	46,136	1,472	3,020	96	(23,498)	(755)	25,658	813
Class 529-B	1,160	38	-	-	(2,853)	(94)	(1,693)	(56)
Class 529-C	18,349	610	-	-	(10,265)	(342)	8,084	268
Class 529-E	2,842	92	109	4	(1,488)	(48)	1,463	48
Class 529-F-1	6,084	195	331	10	(3,464)	(111)	2,951	94
Class R-1	7,595	249	33	1	(6,838)	(227)	790	23
Class R-2	105,822	3,493	-	-	(93,061)	(3,096)	12,761	397
Class R-3	115,428	3,749	2,559	83	(82,771)	(2,691)	35,216	1,141
Class R-4	89,053	2,857	3,239	103	(72,502)	(2,331)	19,790	629
Class R-5	48,776	1,543	2,744	86	(34,743)	(1,103)	16,777	526
Class R-6	59,831	1,907	3,351	107	(66,085)	(2,094)	(2,903)	(80)
Total net increase
(decrease)	$1,742,012	55,755	$99,923	3,175	$(1,848,094)	(59,476)	$(6,159)	(546)

Year ended September 30, 2009
Class A	$1,518,160	66,129	-	-	$(2,496,271)	(115,414)	$(978,111)	(49,285)
Class B	33,662	1,604	-	-	(102,029)	(4,910)	(68,367)	(3,306)
Class C	118,514	5,423	-	-	(151,900)	(7,489)	(33,386)	(2,066)
Class F-1	189,538	8,394	-	-	(274,502)	(12,521)	(84,964)	(4,127)
Class F-2	138,781	5,589	-	-	(15,874)	(659)	122,907	4,930
Class 529-A	58,688	2,607	-	-	(37,550)	(1,725)	21,138	882
Class 529-B	3,585	174	-	-	(4,393)	(210)	(808)	(36)
Class 529-C	23,679	1,084	-	-	(17,451)	(829)	6,228	255
Class 529-E	3,847	173	-	-	(2,835)	(131)	1,012	42
Class 529-F-1	7,052	316	-	-	(4,494)	(204)	2,558	112
Class R-1	11,379	514	-	-	(6,450)	(303)	4,929	211
Class R-2	183,512	8,507	-	-	(121,903)	(5,671)	61,609	2,836
Class R-3	164,814	7,409	-	-	(108,008)	(4,940)	56,806	2,469
Class R-4	176,324	7,415	-	-	(72,671)	(3,225)	103,653	4,190
Class R-5	171,532	7,719	-	-	(335,288)	(14,570)	(163,756)	(6,851)
Class R-6(†)	243,388	10,650	-	-	(5,302)	(204)	238,086	10,446
Total net increase
(decrease)	$3,046,455	133,707	$-	-	$(3,756,921)	(173,005)	$(710,466)	(39,298)

* Includes exchanges between share classes of the fund.
(†)Class R-6 was offered beginning May 1, 2009.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,775,098,000 and $3,783,842,000, respectively, during the six months ended March 31, 2010.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net (loss) income to average net assets(4)

Class A:	Six months ended 3/31/2010(5)	$30.26	$(.01)	$3.64	$3.63	$(.20)	$-	$(.20)	$33.69	12.03%	$14,077	1.15	%(6)	1.15	%(6)	(.09	)%(6)
	Year ended 9/30/2009	28.46	.19	1.61	1.80	-	-	-	30.26	6.32	12,814	1.25		1.24		.82
	Year ended 9/30/2008	47.43	.31	(14.35)	(14.04)	(.76)	(4.17)	(4.93)	28.46	(32.77)	13,453	1.07		1.01		.80
	Year ended 9/30/2007	38.87	.37	12.50	12.87	(.70)	(3.61)	(4.31)	47.43	35.41	20,913	1.04		.98		.86
	Year ended 9/30/2006	34.77	.25	4.94	5.19	(.41)	(.68)	(1.09)	38.87	15.27	15,167	1.08		1.01		.68
	Year ended 9/30/2005	27.82	.24	7.02	7.26	(.31)	-	(.31)	34.77	26.28	12,544	1.09		1.04		.76

Class B:	Six months ended 3/31/2010(5)	28.66	(.13)	3.45	3.32	-	-	-	31.98	11.58	431	1.91	(6)	1.91	(6)	(.85	)(6)
	Year ended 9/30/2009	27.16	.01	1.49	1.50	-	-	-	28.66	5.52	428	2.02		2.00		.06
	Year ended 9/30/2008	45.49	.01	(13.72)	(13.71)	(.45)	(4.17)	(4.62)	27.16	(33.27)	495	1.83		1.77		.03
	Year ended 9/30/2007	37.41	.04	12.02	12.06	(.37)	(3.61)	(3.98)	45.49	34.40	815	1.81		1.74		.10
	Year ended 9/30/2006	33.59	(.03)	4.78	4.75	(.25)	(.68)	(.93)	37.41	14.39	581	1.85		1.78		(.09)
	Year ended 9/30/2005	26.90	_ (7)	6.79	6.79	(.10)	-	(.10)	33.59	25.31	457	1.86		1.81		(.01)

Class C:	Six months ended 3/31/2010(5)	28.44	(.12)	3.43	3.31	(.01)	-	(.01)	31.74	11.58	835	1.90	(6)	1.90	(6)	(.84	)(6)
	Year ended 9/30/2009	26.93	.03	1.48	1.51	-	-	-	28.44	5.64	738	1.94		1.92		.13
	Year ended 9/30/2008	45.18	.01	(13.63)	(13.62)	(.46)	(4.17)	(4.63)	26.93	(33.31)	754	1.86		1.79		.02
	Year ended 9/30/2007	37.21	.02	11.95	11.97	(.39)	(3.61)	(4.00)	45.18	34.35	1,107	1.85		1.79		.04
	Year ended 9/30/2006	33.45	(.04)	4.74	4.70	(.26)	(.68)	(.94)	37.21	14.33	696	1.89		1.83		(.12)
	Year ended 9/30/2005	26.82	(.02)	6.78	6.76	(.13)	-	(.13)	33.45	25.27	457	1.90		1.85		(.05)

Class F-1:	Six months ended 3/31/2010(5)	30.03	(.01)	3.61	3.60	(.22)	-	(.22)	33.41	12.05	647	1.12	(6)	1.12	(6)	(.05	)(6)
	Year ended 9/30/2009	28.21	.21	1.61	1.82	-	-	-	30.03	6.45	543	1.14		1.13		.94
	Year ended 9/30/2008	47.08	.31	(14.23)	(13.92)	(.78)	(4.17)	(4.95)	28.21	(32.77)	627	1.07		1.01		.82
	Year ended 9/30/2007	38.65	.36	12.41	12.77	(.73)	(3.61)	(4.34)	47.08	35.41	815	1.05		.98		.84
	Year ended 9/30/2006	34.58	.26	4.91	5.17	(.42)	(.68)	(1.10)	38.65	15.28	446	1.08		1.01		.70
	Year ended 9/30/2005	27.70	.23	6.98	7.21	(.33)	-	(.33)	34.58	26.23	253	1.12		1.07		.72

Class F-2:	Six months ended 3/31/2010(5)	30.39	.04	3.66	3.70	(.34)	-	(.34)	33.75	12.21	214	.82	(6)	.82	(6)	.25	(6)
	Year ended 9/30/2009	28.47	.23	1.69	1.92	-	-	-	30.39	6.78	158	.87		.87		.91
	Period from 8/1/2008 to 9/30/2008	33.66	.08	(5.27)	(5.19)	-	-	-	28.47	(15.42)	8	.14		.13		.26

Class 529-A:	Six months ended 3/31/2010(5)	30.13	(.02)	3.62	3.60	(.21)	-	(.21)	33.52	12.01	496	1.19	(6)	1.19	(6)	(.12	)(6)
	Year ended 9/30/2009	28.32	.19	1.62	1.81	-	-	-	30.13	6.39	421	1.22		1.21		.84
	Year ended 9/30/2008	47.23	.29	(14.28)	(13.99)	(.75)	(4.17)	(4.92)	28.32	(32.79)	371	1.11		1.05		.78
	Year ended 9/30/2007	38.76	.34	12.44	12.78	(.70)	(3.61)	(4.31)	47.23	35.33	479	1.10		1.04		.79
	Year ended 9/30/2006	34.68	.25	4.93	5.18	(.42)	(.68)	(1.10)	38.76	15.25	284	1.11		1.05		.66
	Year ended 9/30/2005	27.79	.22	7.00	7.22	(.33)	-	(.33)	34.68	26.19	178	1.14		1.08		.71

Class 529-B:	Six months ended 3/31/2010(5)	28.98	(.14)	3.49	3.35	-	-	-	32.33	11.56	55	2.00	(6)	2.00	(6)	(.94	)(6)
	Year ended 9/30/2009	27.47	.01	1.50	1.51	-	-	-	28.98	5.50	51	2.05		2.03		.02
	Year ended 9/30/2008	45.96	(.02)	(13.89)	(13.91)	(.41)	(4.17)	(4.58)	27.47	(33.35)	49	1.93		1.87		(.05)
	Year ended 9/30/2007	37.77	(.01)	12.14	12.13	(.33)	(3.61)	(3.94)	45.96	34.25	71	1.92		1.86		(.02)
	Year ended 9/30/2006	33.93	(.07)	4.82	4.75	(.23)	(.68)	(.91)	37.77	14.24	48	1.97		1.90		(.20)
	Year ended 9/30/2005	27.20	(.05)	6.87	6.82	(.09)	-	(.09)	33.93	25.11	34	2.02		1.96		(.17)

Class 529-C:	Six months ended 3/31/2010(5)	28.94	(.14)	3.49	3.35	-	-	-	32.29	11.54	181	1.99	(6)	1.99	(6)	(.93	)(6)
	Year ended 9/30/2009	27.43	.01	1.50	1.51	-	-	-	28.94	5.54	155	2.04		2.03		.02
	Year ended 9/30/2008	45.92	(.01)	(13.89)	(13.90)	(.42)	(4.17)	(4.59)	27.43	(33.36)	140	1.93		1.86		(.04)
	Year ended 9/30/2007	37.77	(.01)	12.13	12.12	(.36)	(3.61)	(3.97)	45.92	34.23	188	1.92		1.86		(.02)
	Year ended 9/30/2006	33.94	(.07)	4.83	4.76	(.25)	(.68)	(.93)	37.77	14.27	115	1.96		1.90		(.19)
	Year ended 9/30/2005	27.21	(.05)	6.87	6.82	(.09)	-	(.09)	33.94	25.13	77	2.00		1.95		(.16)

Class 529-E:	Six months ended 3/31/2010(5)	$29.70	$(.06)	$3.57	$3.51	$(.13)	-	$(.13)	$33.08	11.84%	$29	1.48	%(6)	1.48	%(6)	(.41	)%(6)
	Year ended 9/30/2009	28.00	.12	1.58	1.70	-	-	-	29.70	6.07	25	1.52		1.51		.54
	Year ended 9/30/2008	46.76	.18	(14.15)	(13.97)	(.62)	(4.17)	(4.79)	28.00	(33.01)	22	1.42		1.35		.47
	Year ended 9/30/2007	38.40	.21	12.33	12.54	(.57)	(3.61)	(4.18)	46.76	34.93	30	1.41		1.35		.49
	Year ended 9/30/2006	34.42	.12	4.89	5.01	(.35)	(.68)	(1.03)	38.40	14.86	18	1.44		1.37		.34
	Year ended 9/30/2005	27.58	.12	6.96	7.08	(.24)	-	(.24)	34.42	25.81	12	1.47		1.42		.37

Class 529-F-1:	Six months ended 3/31/2010(5)	30.20	.01	3.63	3.64	(.27)	-	(.27)	33.57	12.09	42	.98	(6)	.98	(6)	.09	(6)
	Year ended 9/30/2009	28.33	.24	1.63	1.87	-	-	-	30.20	6.60	35	1.02		1.01		1.04
	Year ended 9/30/2008	47.24	.37	(14.28)	(13.91)	(.83)	(4.17)	(5.00)	28.33	(32.66)	30	.92		.85		.98
	Year ended 9/30/2007	38.77	.42	12.44	12.86	(.78)	(3.61)	(4.39)	47.24	35.56	35	.91		.85		.98
	Year ended 9/30/2006	34.64	.31	4.93	5.24	(.43)	(.68)	(1.11)	38.77	15.44	19	.94		.87		.83
	Year ended 9/30/2005	27.72	.23	6.99	7.22	(.30)	-	(.30)	34.64	26.22	12	1.11		1.06		.74

Class R-1:	Six months ended 3/31/2010(5)	29.05	(.12)	3.50	3.38	(.03)	-	(.03)	32.40	11.63	41	1.88	(6)	1.88	(6)	(.82	)(6)
	Year ended 9/30/2009	27.51	.02	1.52	1.54	-	-	-	29.05	5.60	36	1.94		1.93		.11
	Year ended 9/30/2008	46.04	.02	(13.91)	(13.89)	(.47)	(4.17)	(4.64)	27.51	(33.29)	28	1.84		1.77		.05
	Year ended 9/30/2007	37.89	.01	12.17	12.18	(.42)	(3.61)	(4.03)	46.04	34.32	38	1.88		1.80		.03
	Year ended 9/30/2006	34.07	(.04)	4.83	4.79	(.29)	(.68)	(.97)	37.89	14.31	21	1.92		1.82		(.11)
	Year ended 9/30/2005	27.34	(.01)	6.90	6.89	(.16)	-	(.16)	34.07	25.27	12	1.97		1.85		(.05)

Class R-2:	Six months ended 3/31/2010(5)	29.03	(.13)	3.50	3.37	-	-	-	32.40	11.61	685	1.95	(6)	1.95	(6)	(.89	)(6)
	Year ended 9/30/2009	27.55	(.02)	1.50	1.48	-	-	-	29.03	5.37	603	2.15		2.14		(.09)
	Year ended 9/30/2008	46.13	(.01)	(13.95)	(13.96)	(.45)	(4.17)	(4.62)	27.55	(33.36)	494	1.94		1.86		(.04)
	Year ended 9/30/2007	37.93	.03	12.18	12.21	(.40)	(3.61)	(4.01)	46.13	34.36	673	1.93		1.77		.06
	Year ended 9/30/2006	34.09	(.03)	4.83	4.80	(.28)	(.68)	(.96)	37.93	14.35	414	2.06		1.80		(.09)
	Year ended 9/30/2005	27.36	(.01)	6.90	6.89	(.16)	-	(.16)	34.09	25.28	258	2.17		1.82		(.03)

Class R-3:	Six months ended 3/31/2010(5)	29.64	(.06)	3.56	3.50	(.14)	-	(.14)	33.00	11.83	633	1.46	(6)	1.46	(6)	(.39	)(6)
	Year ended 9/30/2009	27.94	.12	1.58	1.70	-	-	-	29.64	6.05	534	1.53		1.51		.53
	Year ended 9/30/2008	46.68	.18	(14.12)	(13.94)	(.63)	(4.17)	(4.80)	27.94	(32.99)	435	1.42		1.35		.48
	Year ended 9/30/2007	38.34	.20	12.31	12.51	(.56)	(3.61)	(4.17)	46.68	34.88	555	1.42		1.35		.47
	Year ended 9/30/2006	34.39	.11	4.87	4.98	(.35)	(.68)	(1.03)	38.34	14.82	319	1.49		1.42		.30
	Year ended 9/30/2005	27.58	.11	6.96	7.07	(.26)	-	(.26)	34.39	25.75	188	1.51		1.44		.36

Class R-4:	Six months ended 3/31/2010(5)	30.12	(.01)	3.62	3.61	(.25)	-	(.25)	33.48	12.05	441	1.10	(6)	1.10	(6)	(.04	)(6)
	Year ended 9/30/2009	28.29	.20	1.63	1.83	-	-	-	30.12	6.47	378	1.14		1.13		.88
	Year ended 9/30/2008	47.20	.32	(14.29)	(13.97)	(.77)	(4.17)	(4.94)	28.29	(32.78)	236	1.07		1.01		.84
	Year ended 9/30/2007	38.73	.35	12.45	12.80	(.72)	(3.61)	(4.33)	47.20	35.41	259	1.06		1.00		.82
	Year ended 9/30/2006	34.68	.25	4.91	5.16	(.43)	(.68)	(1.11)	38.73	15.20	126	1.11		1.04		.67
	Year ended 9/30/2005	27.79	.23	7.01	7.24	(.35)	-	(.35)	34.68	26.25	67	1.12		1.06		.74

Class R-5:	Six months ended 3/31/2010(5)	30.60	.04	3.67	3.71	(.31)	-	(.31)	34.00	12.21	307	.80	(6)	.80	(6)	.26	(6)
	Year ended 9/30/2009	28.64	.28	1.68	1.96	-	-	-	30.60	6.84	260	.82		.80		1.26
	Year ended 9/30/2008	47.70	.44	(14.45)	(14.01)	(.88)	(4.17)	(5.05)	28.64	(32.57)	440	.77		.70		1.17
	Year ended 9/30/2007	39.10	.48	12.56	13.04	(.83)	(3.61)	(4.44)	47.70	35.77	403	.77		.71		1.11
	Year ended 9/30/2006	34.93	.36	4.97	5.33	(.48)	(.68)	(1.16)	39.10	15.60	216	.80		.74		.97
	Year ended 9/30/2005	27.97	.33	7.05	7.38	(.42)	-	(.42)	34.93	26.62	142	.81		.76		1.04

Class R-6:	Six months ended 3/31/2010(5)	30.31	.05	3.64	3.69	(.31)	-	(.31)	33.69	12.24	349	.75	(6)	.75	(6)	.32	(6)
	Period from 5/1/2009 to 9/30/2009	22.33	.13	7.85	7.98	-	-	-	30.31	35.74	317	.33		.33		.51

	Six months ended March 31,	Year ended September 30
	2010(5)	2009	2008	2007	2006	2005

Portfolio turnover rate for all classes of shares	23%	56%	50%	48%	45%	45%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.
(7)Amount less than $.01.

See Notes to Financial Statements

Expense example
                                                                                                                                              unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009, through March 31, 2010).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2009	Ending account value 3/31/2010	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,120.29	$6.08	1.15%
Class A -- assumed 5% return	1,000.00	1,019.20	5.79	1.15
Class B -- actual return	1,000.00	1,115.85	10.08	1.91
Class B -- assumed 5% return	1,000.00	1,015.41	9.60	1.91
Class C -- actual return	1,000.00	1,115.75	10.02	1.90
Class C -- assumed 5% return	1,000.00	1,015.46	9.55	1.90
Class F-1 -- actual return	1,000.00	1,120.50	5.92	1.12
Class F-1 -- assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class F-2 -- actual return	1,000.00	1,122.09	4.34	.82
Class F-2 -- assumed 5% return	1,000.00	1,020.84	4.13	.82
Class 529-A -- actual return	1,000.00	1,120.07	6.29	1.19
Class 529-A -- assumed 5% return	1,000.00	1,019.00	5.99	1.19
Class 529-B -- actual return	1,000.00	1,115.61	10.55	2.00
Class 529-B -- assumed 5% return	1,000.00	1,014.96	10.05	2.00
Class 529-C -- actual return	1,000.00	1,115.36	10.50	1.99
Class 529-C -- assumed 5% return	1,000.00	1,015.01	10.00	1.99
Class 529-E -- actual return	1,000.00	1,118.43	7.82	1.48
Class 529-E -- assumed 5% return	1,000.00	1,017.55	7.44	1.48
Class 529-F-1 -- actual return	1,000.00	1,120.94	5.18	.98
Class 529-F-1 -- assumed 5% return	1,000.00	1,020.04	4.94	.98
Class R-1 -- actual return	1,000.00	1,116.31	9.92	1.88
Class R-1 -- assumed 5% return	1,000.00	1,015.56	9.45	1.88
Class R-2 -- actual return	1,000.00	1,116.08	10.29	1.95
Class R-2 -- assumed 5% return	1,000.00	1,015.21	9.80	1.95
Class R-3 -- actual return	1,000.00	1,118.34	7.71	1.46
Class R-3 -- assumed 5% return	1,000.00	1,017.65	7.34	1.46
Class R-4 -- actual return	1,000.00	1,120.54	5.82	1.10
Class R-4 -- assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class R-5 -- actual return	1,000.00	1,122.07	4.23	.80
Class R-5 -- assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-6 -- actual return	1,000.00	1,122.45	3.97	.75
Class R-6 -- assumed 5% return	1,000.00	1,021.19	3.78	.75

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Results of meeting of shareholders held November 24, 2009

Shares outstanding (all classes) on record date (August 28, 2009):	582,801,418
Total shares voting on November 24, 2009:	392,914,550	(67.4% of shares outstanding)

Election of board members

		Percent		Percent
		of shares	Votes	of shares
Director	Votes for	voting for	withheld	withheld

Ronald P. Badie	382,065,817	97.2%	10,848,733	2.8%
Joseph C. Berenato	382,058,563	97.2	10,855,987	2.8
Louise H. Bryson	382,084,066	97.2	10,830,484	2.8
Gordon Crawford	382,147,680	97.3	10,766,870	2.7
Robert J. Denison	382,078,452	97.2	10,836,098	2.8
Mary Anne Dolan	382,051,386	97.2	10,863,164	2.8
Robert A. Fox	382,024,594	97.2	10,889,956	2.8
John G. Freund	382,107,941	97.2	10,806,609	2.8
Leonade D. Jones	382,001,079	97.2	10,913,471	2.8
William H. Kling	381,853,888	97.2	11,060,662	2.8
John G. McDonald	381,946,452	97.2	10,968,098	2.8
Christopher E. Stone	382,086,032	97.2	10,828,518	2.8
Gregory W. Wendt	382,139,361	97.3	10,775,189	2.7

	Votes for	Percent of outstanding shares voting for	Votes against	Percent of outstanding shares voting against	Votes abstaining*	Percent of outstanding shares abstaining

To approve an Agreement and Plan of Reorganization	312,276,273	53.6%	6,978,752	1.2%	73,659,525	12.6%

	Votes for	Percent of shares voting for	Votes against	Percent of shares voting against	Votes abstaining*	Percent of shares abstaining

To update the fund’s fundamental investment policies regarding:
Borrowing	310,537,772	79.0%	8,660,709	2.2%	73,716,069	18.8%
Issuance of senior securities	310,366,105	79.0	8,696,080	2.2	73,852,365	18.8
Underwriting	310,891,390	79.1	8,179,480	2.1	73,843,680	18.8
Investments in real estate or commodities	310,287,633	79.0	8,972,286	2.3	73,654,631	18.7
Lending	309,839,891	78.8	9,326,916	2.4	73,747,743	18.8
Industry concentration	311,148,891	79.2	7,938,901	2.0	73,826,758	18.8
Elimination of certain policies	309,803,757	78.8	8,849,337	2.3	74,261,456	18.9

To approve a policy allowing CRMC to appoint subsidiary advisers for the fund’s day-to-day investment management without additional shareholder approval	308,537,624	78.5	9,920,597	2.6	74,456,329	18.9

To approve amendments to the fund’s Investment Advisory and Service Agreement with CRMC	309,210,695	78.6	8,853,374	2.3	74,850,481	19.1

To approve a form of Subsidiary Agreement and appointment of one or more subsidiary advisers for the fund	306,138,300	77.9	11,653,035	3.0	75,123,215	19.1

*Includes broker non-votes.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2010:

			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	68.24%	5.74%	0.81%
Not reflecting CDSC	73.24	6.06	0.81

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	72.37	6.06	6.45
Not reflecting CDSC	73.37	6.06	6.45

Class F-1 shares3 — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	74.71	6.91	7.30

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	75.28	—	0.80

Class 529-A shares4 — first sold 2/19/02
Reflecting 5.75% maximum sales charge	64.54	5.60	8.30
Not reflecting maximum sales charge	74.59	6.86	9.09

Class 529-B shares2,4 — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	68.17	5.65	8.08
Not reflecting CDSC	73.17	5.97	8.08

Class 529-C shares4 — first sold 2/20/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	72.23	5.97	8.08
Not reflecting CDSC	73.23	5.97	8.08

Class 529-E shares3,4 — first sold 3/15/02	74.10	6.52	7.89

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	74.94	7.04	12.46

1Applicable to Class B shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 26 to 31 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2010, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus or prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2010, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
>SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-935-0510P

Litho in USA BBC/ALD/8094-S20708

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund®
Investment portfolio

March 31, 2010
unaudited

Common stocks — 92.50%	Shares	Value (000)

INDUSTRIALS — 16.20%
Container Corp. of India Ltd.	6,121,060	$180,006
MSC Industrial Direct Co., Inc., Class A	3,123,700	158,434
Jain Irrigation Systems Ltd.1	4,434,949	95,052
Intertek Group PLC	3,255,000	72,070
Downer EDI Ltd.	10,020,961	69,501
MTU Aero Engines Holding AG	1,122,100	65,406
WABCO Holdings Inc.2	2,180,000	65,226
Johnson Electric Holdings Ltd.2	87,119,500	57,676
Michael Page International PLC	9,227,702	56,053
URS Corp.2	1,088,000	53,976
Resources Connection, Inc.1,2	2,810,000	53,868
SIA Engineering Co. Ltd.	20,780,000	52,756
Landstar System, Inc.	1,155,000	48,487
IDEX Corp.	1,460,000	48,326
Harsco Corp.	1,300,000	41,522
Uponor Oyj	2,246,600	41,041
Murray & Roberts Holdings Ltd.	6,738,000	40,119
OSG Corp.	3,760,000	39,710
Beacon Roofing Supply, Inc.2	2,054,225	39,297
MITIE Group PLC	11,059,000	38,408
Gardner Denver, Inc.	859,698	37,861
Watsco, Inc.	653,500	37,171
Mine Safety Appliances Co.	1,321,600	36,952
Herman Miller, Inc.	2,045,000	36,933
Continental Airlines, Inc., Class B2	1,680,000	36,910
Sintex Industries Ltd.	5,423,726	35,759
Kaba Holding AG	119,000	35,712
Brady Corp., Class A, nonvoting shares	1,125,000	35,010
Ennis, Inc.1	2,065,810	33,611
Goodpack Ltd.1	26,360,000	32,990
TrueBlue, Inc.2	2,101,600	32,575
AMR Corp.2	3,575,000	32,568
Serco Group PLC	3,490,000	31,852
United Stationers Inc.2	538,700	31,702
Astaldi SpA	4,110,318	31,342
De La Rue PLC	2,224,243	31,295
Ellaktor SA	5,451,818	30,690
Northgate PLC1,2	10,581,804	30,050
Manpower Inc.	520,100	29,708
BrisConnections Unit Trusts1,2	27,300,000	28,802
Applied Industrial Technologies, Inc.	1,150,000	28,577
Flughafen Wien AG, non-registered shares	568,000	28,301
AirAsia Bhd.2	64,000,000	27,316
Frigoglass SAIC1,2	2,067,833	27,282
Exponent, Inc.1,2	936,400	26,706
Wavin NV	13,125,000	25,753
Pfeiffer Vacuum Technology AG, non-registered shares	334,000	25,536
Zumtobel AG2	1,245,000	25,103
Copart, Inc.2	690,000	24,564
Singapore Post Private Ltd.	32,395,000	24,326
Loomis AB, Class B	1,870,000	24,177
Connaught PLC	6,400,000	24,006
Société BIC SA	308,000	23,628
Graco Inc.	725,000	23,200
BELIMO Holding AG	18,300	23,151
easyJet PLC2	3,241,318	22,588
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	585,496	21,675
Interline Brands, Inc.2	1,132,000	21,666
Heidelberger Druckmaschinen AG2	2,990,000	21,561
Robert Half International Inc.	695,000	21,149
AIA Engineering Ltd.	2,301,093	20,585
Dalian Port (PDA) Co. Ltd., Class H	42,504,000	19,927
Houston Wire & Cable Co.1	1,678,900	19,442
Austal Ltd.	8,200,000	19,183
Rational AG	106,400	18,689
Knight Transportation, Inc.	848,000	17,884
Shenzhen Expressway Co. Ltd., Class H	33,948,000	17,840
Pentair, Inc.	500,000	17,810
Santos Brasil Participações SA, units	1,730,000	17,013
G&K Services, Inc., Class A	650,000	16,822
Standard Parking Corp.1,2	998,000	16,387
TaeWoong Co., Ltd.	258,404	16,173
EACOM Timber Corp.2,3,4	23,000,000	15,686
KBR, Inc.	700,000	15,512
LS Industrial Systems Co., Ltd.	216,820	15,391
Ritchie Bros. Auctioneers Inc.	705,000	15,179
CoStar Group, Inc.2	357,000	14,823
Korea Plant Service & Engineering Co., Ltd.	320,000	14,484
S1 Corp.	350,000	14,449
Trina Solar Ltd. (ADR)2	590,000	14,402
Trakya Cam Sanayii AS2	9,679,028	14,030
Norwegian Air Shuttle ASA2	570,000	13,934
Geberit AG	74,000	13,282
Corporate Executive Board Co.	498,032	13,243
Polypore International, Inc.2	750,000	13,095
DCC PLC	473,800	12,310
Steelcase Inc., Class A	1,900,000	12,293
Globaltrans Investment PLC (GDR)2	910,000	11,876
Reunert Ltd.	1,440,000	11,486
TransDigm Group Inc.	203,000	10,767
Wilson Sons Ltd. (BDR)	813,400	10,673
AirTran Holdings, Inc.2	2,100,000	10,668
Viad Corp	515,000	10,583
Hays PLC	6,355,000	10,471
SAI Global Ltd.	2,773,619	10,127
Grontmij NV, depository receipts	452,000	10,092
Cpl Resources PLC1	2,975,986	10,068
PRONEXUS INC.	1,627,000	9,533
Curtiss-Wright Corp.	268,600	9,347
John Bean Technologies Corp.	530,000	9,296
Sperian Protection SA3	102,799	9,251
ITE Group PLC	4,130,000	8,988
Lonrho PLC2	44,809,200	8,676
Ultra Electronics Holdings PLC	376,000	8,571
Meggitt PLC	1,830,000	8,496
Seco Tools AB, Class B	650,000	8,426
Ansaldo STS SpA	390,000	7,995
Wienerberger AG2	386,000	7,532
ALL – América Latina Logística SA, units	810,000	7,419
Teleperformance SA	200,000	6,901
Aboitiz Equity Ventures, Inc.	21,998,800	6,585
Temp Holdings Co., Ltd.	703,600	5,698
Österreichische Post AG	190,000	5,551
Prysmian SpA	260,000	5,119
Hopewell Highway Infrastructure Ltd.	7,108,500	4,853
Imagelinx PLC1,2	21,385,714	1,218
American Shipping Co. ASA2	544,600	387
Cintas Corp.	12,000	337
Aker Philadelphia Shipyard ASA2	346,000	205
		3,153,755

CONSUMER DISCRETIONARY — 14.82%
Modern Times Group MTG AB, Class B	2,313,000	135,054
lululemon athletica inc.2	2,658,214	110,316
Jumbo SA1	9,249,878	93,877
Virgin Media Inc.2	5,062,500	87,379
Billabong International Ltd.	8,040,970	83,358
Pantaloon Retail (India) Ltd.	8,524,816	74,987
Pantaloon Retail (India) Ltd., Class B	551,250	3,173
CTC Media, Inc.	4,441,900	76,490
Central European Media Enterprises Ltd., Class A2	2,340,000	68,585
Live Nation Entertainment, Inc.2	4,500,000	65,250
Navitas Ltd.	13,095,000	61,268
CarMax, Inc.2	2,257,000	56,696
Lions Gate Entertainment Corp.1,2	9,000,000	56,160
Parkson Retail Group Ltd.	29,340,500	50,639
Chipotle Mexican Grill, Inc.2	443,000	49,913
Fourlis1	4,032,300	48,345
Brunswick Corp.	2,928,000	46,760
Trinity Ltd.1,3	82,337,500	45,793
Blue Nile, Inc.1,2	829,140	45,619
Tiffany & Co.	947,000	44,973
Minth Group Ltd.	26,296,000	44,030
Ekornes ASA1	2,019,750	43,925
American Axle & Manufacturing Holdings, Inc.1,2	4,000,000	39,920
CKX, Inc.1,2	6,250,000	38,312
Strayer Education, Inc.	151,200	36,820
Education Management Corp.2	1,663,000	36,420
NVR, Inc.2	50,000	36,325
Timberland Co., Class A2	1,667,000	35,574
REXLot Holdings Ltd.	240,000,000	34,312
Shimano Inc.	767,400	33,989
DeVry Inc.	500,000	32,600
GEOX SpA	4,346,080	30,200
Halfords Group PLC	4,200,000	30,136
ASOS PLC1,2	3,830,000	30,099
Parkson Holdings Bhd.	16,508,450	29,908
Golden Eagle Retail Group Ltd.	14,867,000	29,719
Schibsted ASA2	1,162,820	29,405
Lojas Renner SA, ordinary nominative	1,227,600	28,146
Scholastic Corp.	1,000,000	28,000
SeLoger.com2	700,000	27,830
Tractor Supply Co.	456,100	26,477
Aristocrat Leisure Ltd.	6,350,000	26,389
Educomp Solutions Ltd.	1,565,000	26,110
Urban Outfitters, Inc.2	675,000	25,670
New Oriental Education & Technology Group Inc. (ADR)2	295,000	25,225
AutoNation, Inc.2	1,375,000	24,860
Mr Price Group Ltd.	4,518,408	24,735
TOD’S SpA	322,000	23,734
Café de Coral Holdings Ltd.	9,976,000	23,488
Harman International Industries, Inc.2	500,000	23,390
Stella International Holdings Ltd.	11,212,500	22,933
Mitchells & Butlers PLC2	4,728,055	22,761
American Public Education, Inc.2	480,200	22,377
Domino’s Pizza Enterprises Ltd.1	4,482,300	22,082
Leggett & Platt, Inc.	990,000	21,424
Weight Watchers International, Inc.	825,000	21,062
PCD Stores (Group) Ltd.2	63,456,000	21,005
Rightmove PLC	2,038,594	20,866
Boyd Gaming Corp.2	2,000,000	19,760
Hankook Tire Co., Ltd.	1,000,000	18,962
Dollarama Inc.2	800,000	17,299
Promethean World PLC2	6,042,400	17,159
TAKKT AG	1,456,778	16,953
PetMed Express, Inc.	760,000	16,849
K12 Inc.2	750,018	16,658
Interpublic Group of Companies, Inc.2	1,970,000	16,390
Entercom Communications Corp., Class A2	1,365,000	16,230
Melco Crown Entertainment Ltd. (ADR)2	3,318,000	15,993
Grand Canyon Education, Inc.2	600,000	15,684
Titan Industries Ltd.	341,736	14,034
Expedia, Inc.	557,300	13,910
Signet Jewelers Ltd.2	425,000	13,744
BWG Homes ASA2	4,506,578	13,675
DSG international PLC2	24,553,542	13,032
Fielmann AG	157,500	12,705
Domino’s Pizza UK & IRL PLC	2,420,000	12,411
Headlam Group PLC	2,809,685	11,520
NEXEN Tire Co., Ltd.	2,410,000	11,185
Mothercare PLC	1,215,000	11,080
P.F. Chang’s China Bistro, Inc.2	250,000	11,032
Capella Education Co.2	117,900	10,946
J D Wetherspoon PLC	1,375,000	10,555
Restaurant Group PLC	2,788,700	9,867
HUGO BOSS AG	257,500	9,830
Group 1 Automotive, Inc.2	300,000	9,558
Bijou Brigitte modische Accessoires AG	52,000	9,482
Bloomsbury Publishing PLC1	5,405,000	9,357
KB Home	500,000	8,375
Ascent Media Corp., Class A2	304,764	8,305
Raffles Education Corp. Ltd.	30,000,000	7,831
Mekonomen AB	348,374	7,822
Oceanus Group Ltd.2	30,044,000	7,520
Banyan Tree Holdings Ltd.2	13,354,500	7,115
Intercontinental Hotels Group PLC	430,678	6,750
Praktiker Bau- und Heimwerkermärkte Holding AG	605,280	6,490
Toll Corp.2	300,000	6,240
Abbey PLC2	985,000	5,998
Bob Evans Farms, Inc.	175,000	5,409
Gaming VC Holdings SA	1,392,400	3,996
Ten Alps PLC1,2	3,439,001	1,227
Spot Runner, Inc.2,3,5	2,980,544	759
Mobil Travel Guide, Inc.2,3,5	96,033	24
CEC Unet PLC1,2,3	35,100,775	—
Fontainebleau Resorts LLC, Class A, nonvoting units2,3,5	1,900,000	—
		2,884,614

INFORMATION TECHNOLOGY — 12.87%
Kingboard Chemical Holdings Ltd.	41,928,100	190,901
Rovi Corp.2	2,349,600	87,241
Monster Worldwide, Inc.2	5,111,800	84,907
Hittite Microwave Corp.1,2	1,765,000	77,607
National Instruments Corp.	2,207,653	73,625
AVEVA Group PLC1	4,012,000	72,198
Digital River, Inc.1,2	2,301,300	69,729
AOL Inc.2	2,505,000	63,326
Kingboard Laminates Holdings Ltd.	68,914,236	60,091
AAC Acoustic Technologies Holdings Inc.	32,722,000	54,705
OpenTable, Inc.1,2	1,263,800	48,189
Verifone Holdings, Inc.2	2,316,400	46,814
VTech Holdings Ltd.	4,279,000	46,295
NEC Electronics Corp.2	4,355,000	44,175
FormFactor, Inc.2	2,215,000	39,338
FactSet Research Systems, Inc.	534,000	39,180
Hana Microelectronics PCL1	53,925,000	36,206
PixArt Imaging Inc.	5,450,000	35,726
Novellus Systems, Inc.2	1,386,000	34,650
Intersil Corp., Class A	2,277,500	33,616
Compuware Corp.2	4,000,000	33,600
Wistron Corp.	18,202,337	33,100
Heartland Payment Systems, Inc.	1,750,000	32,550
Littelfuse, Inc.2	850,000	32,308
Genpact Ltd.2	1,855,387	31,115
LoopNet, Inc.1,2	2,763,440	31,061
Microchip Technology Inc.	1,100,000	30,976
Trimble Navigation Ltd.2	1,078,100	30,963
Internet Brands, Inc., Class A2	3,272,895	30,176
Cirrus Logic, Inc.1,2	3,479,668	29,194
Avid Technology, Inc.1,2	2,039,944	28,110
MKS Instruments, Inc.2	1,420,000	27,818
Semtech Corp.2	1,580,000	27,539
Tripod Technology Corp.	7,980,000	27,036
Internet Capital Group, Inc.1,2	3,096,000	26,161
Finisar Corp.2	1,665,236	26,161
Akamai Technologies, Inc.2	827,000	25,976
Infotech Enterprises Ltd.1	3,000,000	24,689
Techwell, Inc.1,2	1,250,000	23,375
Net 1 UEPS Technologies, Inc.2	1,268,873	23,335
Micrel, Inc.	2,035,840	21,702
Palm, Inc.2	5,641,000	21,210
Celestica Inc.2	1,900,000	20,767
Autodesk, Inc.2	705,000	20,741
Halma PLC	5,365,000	20,547
Acxiom Corp.2	1,136,300	20,385
Solera Holdings, Inc.	525,000	20,291
Lender Processing Services, Inc.	528,000	19,932
Neopost SA	246,077	19,703
OnMobile Global Ltd.2	2,230,000	19,546
Global Unichip Corp.	4,283,768	19,441
Cadence Design Systems, Inc.2	2,895,504	19,284
Kapsch TrafficCom AG	548,989	18,765
Green Packet Bhd.1,2	52,119,916	18,725
OBIC Co., Ltd.	102,830	18,702
Acer Inc.	6,262,000	18,512
Renishaw PLC	1,860,000	18,459
Fidelity National Information Services, Inc.	765,000	17,932
Micron Technology, Inc.2	1,700,000	17,663
DTS, Inc.2	503,900	17,153
Itron, Inc.2	235,000	17,054
Comverse Technology, Inc.2	2,050,000	17,015
Red Hat, Inc.2	531,145	15,547
Perfect World Co., Ltd., Class B (ADR)2	404,000	15,130
Telecity Group PLC2	2,086,700	13,436
SINA Corp.2	355,000	13,380
Lexmark International, Inc., Class A2	370,000	13,350
Global Payments Inc.	290,000	13,210
Dolby Laboratories, Inc., Class A2	218,400	12,814
ACI Worldwide, Inc.2	604,300	12,455
SuccessFactors, Inc.2	645,000	12,281
Delta Electronics (Thailand) PCL	20,101,900	11,693
Mabuchi Motor Co., Ltd.	192,000	11,064
KLA-Tencor Corp.	340,650	10,533
RichTek Technology Corp.	939,000	10,062
THQ Inc.2	1,334,642	9,356
Intermec, Inc.2	650,000	9,217
Spectris PLC	680,000	8,545
Playtech Ltd.	1,012,000	8,299
Ultimate Software Group, Inc.2	250,000	8,238
SEEK Ltd.	999,737	7,356
Logitech International SA2	450,000	7,353
Redington (India) Ltd.	844,651	7,007
DigiTech Systems Co., Ltd.	348,000	6,430
Cognex Corp.	311,500	5,760
Sonic Solutions2	600,000	5,622
Wincor Nixdorf AG	80,000	5,429
FARO Technologies, Inc.2	201,000	5,176
Oakton Ltd.	1,520,000	4,462
DemandTec, Inc.2	515,000	3,579
Hutchinson Technology Inc.2	51,035	318
HSW International, Inc.2,4	81,522	126
HSW International, Inc.2,3,4	29,470	32
KAB Distribution Inc.1,2,3	9,700,000	—
		2,504,551

FINANCIALS — 11.62%
East West Bancorp, Inc.1,3	8,143,965	127,681
East West Bancorp, Inc.1	1,783,600	31,070
Industrial and Commercial Bank of China (Asia) Ltd.	35,960,537	90,040
Dah Sing Financial Holdings Ltd.1,2	16,339,400	89,442
Zions Bancorporation	3,295,000	71,897
YES BANK Ltd.2	12,360,000	70,652
City National Corp.	1,260,700	68,040
Kotak Mahindra Bank Ltd.	3,916,549	65,376
Daegu Bank, Ltd.	4,879,110	65,345
Hospitality Properties Trust	2,500,000	59,875
Cullen/Frost Bankers, Inc.	991,000	55,298
Indiabulls Real Estate Ltd.2	15,575,000	53,011
SVB Financial Group2	1,039,000	48,480
First Niagara Financial Group, Inc.	3,300,000	46,926
Genworth MI Canada Inc.	1,674,000	45,268
Mercury General Corp.	1,000,724	43,752
Osaka Securities Exchange Co., Ltd.	7,924	41,504
BOK Financial Corp.	760,000	39,854
Banco Compartamos, SA, Institución de Banca Múltiple, Class O	6,750,000	38,068
Robinsons Land Corp., Class B	118,348,300	38,050
Banco Cruzeiro do Sul SA, preferred nominative	5,543,100	37,349
Banco Industrial e Comercial SA, preferred nominative	4,934,100	37,293
First Pacific Co. Ltd.	53,160,000	34,440
First American Corp.	945,700	32,003
Savills PLC	5,558,898	29,377
PacWest Bancorp	1,285,500	29,335
Topdanmark A/S2	222,900	29,100
Redwood Trust, Inc.	1,850,000	28,527
First Southern Bancorp, Inc.1,2,3,5	1,344,915	28,378
Portfolio Recovery Associates, Inc.2	515,000	28,258
Midland Holdings Ltd.	25,000,000	27,370
TISCO Financial Group PCL	31,317,000	26,162
Manappuram General Finance and Leasing Ltd.	1,543,095	25,696
Banco ABC Brasil SA, preferred nominative	3,270,700	24,941
Duff & Phelps Corp., Class A	1,471,000	24,625
Dolphin Capital Investors Ltd.1,2	31,390,761	24,431
Gruppo MutuiOnline SpA1	3,160,000	24,203
Jammu and Kashmir Bank Ltd.	1,588,845	24,166
Banque Cantonale Vaudoise	48,700	22,791
Bolsa Mexicana de Valores, SAB de CV, Series A2	14,240,000	22,557
Ascendas India Trust	31,124,000	21,591
JSE Ltd.	2,420,000	21,569
IG Group Holdings PLC	3,448,700	21,064
eHealth, Inc.1,2	1,315,000	20,711
Home Federal Bancorp, Inc.1	1,384,249	20,085
Onex Corp.	700,000	19,922
Hellenic Exchanges SA	2,259,000	19,870
National Penn Bancshares, Inc.	2,781,549	19,193
Azimut Holding SpA	1,496,663	18,987
Jyske Bank A/S2	526,548	18,746
Central Pattana PCL	29,016,000	18,584
CapitalSource Inc.	3,300,000	18,447
Busan Bank	1,650,000	17,722
Eaton Vance Corp., nonvoting shares	500,000	16,770
AEON Mall Co., Ltd.	705,000	14,884
CenterState Banks, Inc.	1,210,400	14,827
Rayonier Inc.	325,000	14,765
First Horizon National Corp.2	1,046,123	14,698
Banco Daycoval SA, preferred nominative	2,539,300	14,441
Starwood Property Trust, Inc.	725,000	13,993
Paraná Banco SA, preferred nominative	2,318,400	13,719
Territorial Bancorp Inc.1	702,216	13,363
Hung Poo Real Estate Development Corp.	9,317,250	12,362
Oslo Børs VPS Holding ASA	1,002,335	10,984
Indiabulls Financial Services Ltd.	4,584,800	10,751
Land and Houses PCL, nonvoting depository receipt	56,718,700	10,617
Kiatnakin Bank PCL	12,200,000	10,381
Oriental Financial Group Inc.	700,000	9,450
Frasers Centrepoint Trust	9,800,000	9,391
China Real Estate Information Corp. (ADR)2	906,100	9,079
Umpqua Holdings Corp.	568,180	7,534
Discover Financial Services	500,000	7,450
Cathay Real Estate Development Co. Ltd.2	17,400,000	7,376
Bajaj Holdings & Investment Ltd.	491,300	6,622
Center Financial Corp.2,3,4	1,300,000	5,990
Islamic Arab Insurance Co. (Salama)2	21,700,000	5,495
		2,262,064

HEALTH CARE — 11.24%
Cochlear Ltd.	2,192,654	146,521
Inverness Medical Innovations, Inc.2	3,054,600	118,977
Thoratec Corp.1,2	3,201,500	107,090
Integra LifeSciences Holdings Corp.1,2	1,689,290	74,042
American Medical Systems Holdings, Inc.1,2	3,954,440	73,473
Endo Pharmaceuticals Holdings Inc.2	3,018,000	71,496
Talecris Biotherapeutics Holdings Corp.2	3,405,000	67,828
Myriad Genetics, Inc.2	2,796,500	67,256
Volcano Corp.1,2	2,726,000	65,860
Hikma Pharmaceuticals PLC	6,769,153	64,967
Nakanishi Inc.1	557,100	58,180
Human Genome Sciences, Inc.2	1,885,000	56,927
Intuitive Surgical, Inc.2	155,000	53,960
Ipca Laboratories Ltd.1	8,970,000	53,876
Fisher & Paykel Healthcare Corp. Ltd.	22,608,200	52,598
Ansell Ltd.	4,450,000	49,561
ResMed Inc.2	640,000	40,736
ResMed Inc. (CDI)2	990,000	6,358
Amylin Pharmaceuticals, Inc.2	1,813,000	40,774
ZOLL Medical Corp.1,2	1,495,283	39,416
NuVasive, Inc.2	844,436	38,168
Hologic, Inc.2	1,965,000	36,431
RHÖN-KLINIKUM AG, non-registered shares	1,415,000	36,285
SonoSite, Inc.1,2	1,124,100	36,095
Martek Biosciences Corp.2	1,565,000	35,228
Genomma Lab Internacional, SAB de CV, Series B2	9,572,100	33,276
Tecan Group AG	415,586	32,000
athenahealth, Inc.2	855,000	31,259
Emeritus Corp.2	1,530,000	31,135
Covance Inc.2	500,000	30,695
Invacare Corp.	1,089,400	28,913
Beckman Coulter, Inc.	448,300	28,153
Bangkok Dusit Medical Services PCL	33,161,200	26,164
Insulet Corp.2	1,645,000	24,823
Piramal Healthcare Ltd.	2,489,050	23,588
Illumina, Inc.2	590,000	22,951
Sysmex Corp.	391,000	22,951
Abaxis, Inc.2	834,700	22,695
MEDICA SA2	1,070,000	21,864
Greatbatch, Inc.2	990,400	20,987
JSC Pharmstandard (GDR)2	842,651	20,982
Sonic Healthcare Ltd.	1,552,967	20,473
Virbac SA	183,000	19,415
Team Health Holdings, Inc.2	1,139,717	19,147
Odontoprev SA, ordinary nominative	482,900	16,757
The Cooper Companies, Inc.	429,700	16,707
Eurand NV2	1,300,000	14,664
Tsumura & Co.	490,000	14,250
Vital Images, Inc.1,2	792,000	12,807
Mettler-Toledo International Inc.2	115,000	12,558
Movetis NV2	693,000	12,003
EGIS Nyrt.	107,000	11,568
TECHNE Corp.	175,000	11,146
DexCom, Inc.2	1,085,000	10,557
IPC The Hospitalist Co., Inc.2	300,000	10,533
Bumrungrad Hospital PCL	10,167,950	9,674
Pharmaceutical Product Development, Inc.	375,000	8,906
Newron Pharmaceuticals SpA1,2	257,000	5,072
Newron Pharmaceuticals SpA1,2,4	142,000	2,803
Masimo Corp.	283,700	7,532
Laboratorios Farmacéuticos ROVI, SA	710,000	6,485
ArthroCare Corp.2	200,000	5,944
TranS1 Inc.1,2	1,620,000	5,265
Array BioPharma Inc.2	1,920,000	5,261
Krka, dd, Novo mesto	27,820	2,736
Wright Medical Group, Inc.2	151,699	2,696
Clínica Baviera, SA2	240,125	2,655
A&D Pharma Holdings NV (GDR)2	494,533	2,141
AS ONE Corp.	101,700	1,790
Vision-Sciences, Inc.2	1,518,713	1,413
Exiqon A/S2	381,024	624
Allied Medical Ltd.2,3	147,030	3
		2,188,124

MATERIALS — 7.64%
Yingde Gases Group Co. Ltd.2	64,873,000	71,692
James Hardie Industries SE2	10,315,000	68,701
Aquarius Platinum Ltd.	6,611,111	41,849
Aquarius Platinum Ltd. (GBP denominated)	3,862,983	25,266
Talvivaara Mining Co. PLC2	9,773,800	65,930
Rhodia SA2	3,173,500	65,876
African Minerals Ltd.2	10,953,821	61,215
African Minerals Ltd.2,3	300,000	1,640
Symrise AG	2,634,102	62,842
AptarGroup, Inc.	1,484,682	58,422
Inmet Mining Corp.	900,000	52,319
Huabao International Holdings Ltd.	36,960,000	44,415
Jaguar Mining Inc.1,2	4,350,000	40,067
Eastern Platinum Ltd.2	24,721,450	36,044
Eastern Platinum Ltd.2,4	2,500,000	3,645
Gem Diamonds Ltd.1,2	9,850,000	37,096
Bemis Co., Inc.	1,225,000	35,182
Lundin Mining Corp.2	6,355,000	33,744
OCI Co. Ltd.	193,329	33,669
Midas Holdings Ltd.	45,417,000	33,454
FUCHS PETROLUB AG	337,618	30,564
Scotts Miracle-Gro Co., Class A	650,000	30,127
LANXESS AG	650,000	30,007
Petropavlovsk PLC	1,553,901	28,081
Sodiff Advanced Materials Co., Ltd.	370,000	27,802
Croda International PLC	1,875,000	26,680
RPM International, Inc.	1,200,000	25,608
Mineral Deposits Ltd.2	16,142,844	14,143
Mineral Deposits Ltd. (CAD denominated)2	12,400,000	11,116
Martin Marietta Materials, Inc.	300,000	25,065
Lynas Corp. Ltd.2	54,976,902	24,461
China Shanshui Cement Group Ltd.	42,930,000	23,997
Kenmare Resources PLC2	95,876,802	19,656
Kenmare Resources PLC2,4	14,095,980	2,890
Centamin Egypt Ltd. (GBP denominated)2	9,570,037	19,729
Centamin Egypt Ltd. (CAD denominated)2	3,000	6
Siam City Cement PCL	2,595,300	18,469
Siam City Cement PCL, nonvoting depository receipt	58,700	418
Sino-Forest Corp.2	900,000	17,644
PT Indocement Tunggal Prakarsa Tbk	10,995,000	17,246
Sundance Resources Ltd.2	117,875,000	16,761
Intrepid Potash, Inc.2	541,813	16,433
Gold Wheaton Gold Corp.2,4	4,244,000	12,041
Gold Wheaton Gold Corp.2	1,000,000	2,837
Cheil Industries Inc.	260,000	14,687
Rusoro Mining Ltd.1,2,4	20,000,000	6,896
Rusoro Mining Ltd.1,2	18,362,000	6,331
Calgon Carbon Corp.2	762,500	13,054
Yamana Gold Inc.	1,200,000	11,881
Cape Lambert Resources Ltd.2	26,100,000	11,733
PT Indah Kiat Pulp & Paper Tbk2	47,250,000	11,572
Sika AG, non-registered shares	6,750	11,429
Titan Cement Co. SA	400,000	10,609
Buzzi Unicem SpA	673,000	8,492
TFS Corporation Ltd	9,712,027	7,662
Northern Iron Ltd.2	5,508,022	7,579
Bellzone Mining PLC2,3	13,400,000	7,122
STR Holdings, Inc.2	300,000	7,050
Everest Kanto Cylinder Ltd.	2,500,000	6,763
Cementir Holding SpA	1,600,000	6,436
Obtala Resources PLC1,2,4	7,950,000	3,411
Obtala Resources PLC1,2	7,000,000	3,003
Polo Resources Ltd.2	61,936,200	4,351
Birla Corp. Ltd.	484,500	4,292
J.K. Cement Ltd.	945,000	3,789
Vatukoula Gold Mines PLC2,4	106,650,000	3,725
Oxus Gold PLC2	2,428,236	256
Zoloto Resources Ltd.1,2,3	8,175,000	41
		1,487,013

ENERGY — 5.87%
Heritage Oil Ltd.2	13,013,500	110,867
Pacific Rubiales Energy Corp.2	5,075,400	98,648
Niko Resources Ltd.	920,000	98,181
Concho Resources Inc.2	1,483,100	74,689
FMC Technologies, Inc.2	1,115,000	72,062
Banpu PCL	3,617,500	69,171
Core Laboratories NV	435,000	56,898
Zhaikmunai LP (GDR)2,4	5,540,000	48,475
Zhaikmunai LP (GDR)2	353,650	3,094
Gulf Keystone Petroleum Ltd.1,2,4	37,087,632	48,296
Uranium One Inc.2	16,120,500	42,560
Dril-Quip, Inc.2	635,000	38,633
Cimarex Energy Co.	531,500	31,560
Petroleum Development Corp.1,2	1,249,000	28,939
Oceaneering International, Inc.2	450,000	28,571
Karoon Gas Australia Ltd.2	3,500,000	26,972
Centennial Coal Co. Ltd.	5,927,391	23,165
Petroceltic International PLC1,2	105,250,652	22,377
Miclyn Express Offshore Ltd.2	13,550,000	21,754
Bill Barrett Corp.2	700,000	21,497
Regal Petroleum PLC1,2	21,693,000	21,495
Rosetta Resources Inc.2	875,000	20,606
Wellstream Holdings PLC	1,949,251	19,389
Gran Tierra Energy Inc.2	2,450,000	14,455
WorleyParsons Ltd.	589,556	13,765
Eurasia Drilling Co. Ltd. (GDR)	690,000	12,903
Harvest Natural Resources, Inc.2	1,650,000	12,425
Resolute Energy Corp.2	1,025,000	12,413
Helmerich & Payne, Inc.	278,000	10,586
Value Creation Inc.2,3,5	4,529,354	10,536
Schoeller-Bleckmann Oilfield Equipment AG	190,000	10,030
BNK Petroleum Inc.2,4	2,000,000	4,985
BNK Petroleum Inc.2	1,590,380	3,964
Rockhopper Exploration PLC1,2	9,979,075	6,782
High Arctic Energy Services Inc.2	1,923,000	568
Leed Petroleum PLC2	3,880,075	302
Oilexco Inc. (GBP denominated)2,3,4	2,900,000	—
Oilexco Inc.2,3,4	520,000	—
		1,141,613

CONSUMER STAPLES — 3.85%
Lindt & Sprüngli AG	1,369	37,178
Lindt & Sprüngli AG, participation certificate	15,521	36,835
Alberto-Culver Co.	2,371,227	62,007
Drogasil SA, ordinary nominative1	3,627,800	58,285
China Yurun Food Group Ltd.	17,160,000	52,382
ARYZTA AG	1,018,000	44,290
Kernel Holding SA2	1,989,150	39,071
Hite Brewery Co., Ltd.	305,000	38,422
Asian Citrus Holdings Ltd.	37,920,000	31,795
Davide Campari-Milano SpA	2,560,000	27,419
Strauss Group Ltd.	1,728,350	26,349
Colgate-Palmolive (India) Ltd.	1,689,824	25,460
Nong Shim Co., Ltd.	113,716	22,820
MARR SpA	2,462,365	22,775
CP ALL PCL2	25,948,500	22,079
Hypermarcas SA, ordinary nominative2	1,801,800	22,022
Church & Dwight Co., Inc.	290,174	19,427
Emmi AG	136,100	19,017
TreeHouse Foods, Inc.2	400,000	17,548
GlaxoSmithKline Consumer Healthcare Ltd.	487,397	16,241
Thai Union Frozen Products PCL	13,500,000	15,768
Coca-Cola Icecek AS, Class C	1,672,785	14,218
Poslovni sistem Mercator, dd	62,112	13,280
AMOREPACIFIC Corp.	17,600	12,805
Whole Foods Market, Inc.2	325,000	11,749
Philip Morris CR as	22,200	11,725
Origin Enterprises PLC	3,213,300	10,566
Tassal Group Ltd.	6,500,000	9,362
Pantry, Inc.2	685,000	8,556
		749,451

UTILITIES — 1.99%
Xinao Gas Holdings Ltd.1	69,350,000	177,216
Glow Energy PCL	52,007,600	61,952
Hyflux Ltd	15,602,000	37,936
AES Tietê SA, preferred nominative	2,268,800	24,607
KSK Energy Ventures Ltd.2	5,700,000	23,432
CESC Ltd.	1,746,400	14,912
Manila Water Co., Inc.	41,200,000	14,388
Greenko Group PLC2	4,214,000	10,431
Indiabulls Power Ltd.2	12,947,069	8,883
Thai Tap Water Supply PCL	49,600,000	6,722
Acea SpA	602,485	6,127
		386,606

TELECOMMUNICATION SERVICES — 1.46%
tw telecom inc.2	5,635,000	102,275
Partner Communications Co. Ltd.	2,900,039	65,178
Partner Communications Co. Ltd. (ADR)	311,800	7,044
Cellcom Israel Ltd. (ILS denominated)	855,000	29,843
Cellcom Israel Ltd.	850,000	29,045
Total Access Communication PCL	17,046,000	19,778
Daisy Group PLC2,4	10,000,000	14,655
Globe Telecom, Inc.	526,867	11,682
StarHub Ltd	3,246,840	5,317
		284,817

MISCELLANEOUS — 4.94%
Other common stocks in initial period of acquisition		961,316

Total common stocks (cost: $14,130,073,000)		18,003,924

Warrants — 0.03%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121,2	5,272,000	3,959

FINANCIALS — 0.01%
PacWest Bancorp, Series B, warrants, expire 20102,3	428,500	1,483

MATERIALS — 0.00%
Gold Wheaton Gold Corp., warrants, expire 20112,3,4	1,750,000	399
Gold Wheaton Gold Corp., warrants, expire 20132,4	372,000	108
		507

HEALTH CARE — 0.00%
BG Medicine, Inc., warrants, expire 20201,2,3,5	28,846	—
Fluidigm Corp., warrant, expires 20191,2,3,5	1	—
		—

Total warrants (cost: $882,000)		5,949

	Shares or
Convertible securities — 0.34%	principal amount

HEALTH CARE — 0.17%
Fluidigm Corp., Series E, convertible preferred1,2,3,5	1,309,740	17,931
BG Medicine, Inc., Series D, convertible preferred1,2,3,5	1,538,462	13,754
BG Medicine, Inc. 12.00% convertible notes 20111,3,5	$250,000	250
		31,935

FINANCIALS — 0.10%
Umpqua Holdings Corp., Series B, 15.00% convertible preferred	1,249,996	16,463
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3,5	2,299	2,299
		18,762

ENERGY — 0.02%
Harvest Natural Resources, Inc. 8.25% convertible notes 2013	$3,000,000	4,504

TELECOMMUNICATION SERVICES — 0.01%
tw telecom inc. 2.375% convertible debentures 2026	$1,600,000	1,830

CONSUMER DISCRETIONARY — 0.00%
Spot Runner, Inc., Series C, convertible preferred2,3,5	1,626,016	414

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		8,128

Total convertible securities (cost: $61,726,000)		65,573

	Principal amount
Bonds & notes — 0.11%	(000)

FINANCIALS — 0.11%
Zions Bancorporation 5.65% 2014	$1,220	1,116
Zions Bancorporation 5.50% 2015	3,575	3,329
Zions Bancorporation 6.00% 2015	9,772	9,000
CIT Group Inc., Term Loan 2A, 9.50% 20126,7,8	6,930	7,112

Total bonds & notes (cost: $17,058,000)		20,557

Short-term securities — 6.76%

Fannie Mae 0.10%–0.25% due 4/21–8/16/2010	268,500	268,393
International Bank for Reconstruction and Development 0.12%–0.20% due 4/1–6/11/2010	262,500	262,448
Freddie Mac 0.20%–0.24% due 4/26–9/1/2010	259,180	259,008
U.S. Treasury Bills 0.205%–0.338% due 6/17–8/26/2010	197,800	197,701
Westpac Banking Corp. 0.30% due 4/20/20104	42,000	41,996
Barclays U.S. Funding Corp. 0.07%–0.18% due 4/1–4/19/2010	40,000	39,998
GDF SUEZ 0.17% due 4/16/20104	38,700	38,697
Federal Home Loan Bank 0.095%–0.17% due 4/23–6/30/2010	37,250	37,241
ING (U.S.) Funding LLC 0.19% due 4/9/2010	32,800	32,798
BNP Paribas Finance Inc. 0.155% due 4/21/2010	26,200	26,197
Barton Capital LLC 0.17% due 4/6/20104	25,000	24,999
Jupiter Securitization Co., LLC 0.17% due 4/7/20104	25,000	24,999
Thunder Bay Funding, LLC 0.19% due 5/10/20104	23,380	23,373
Rabobank USA Financial Corp. 0.18% due 4/8/2010	23,100	23,099
Variable Funding Capital Company LLC 0.17% due 4/14/20104	14,900	14,898

Total short-term securities (cost: $1,315,757,000)		1,315,845

Total investment securities (cost: $15,525,496,000)		19,411,848
Other assets less liabilities		51,138

Net assets		$19,462,986

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Security did not produce income during the last 12 months.
3Valued under fair value procedures adopted by authority of the board of directors.  The total value of all such securities was $289,466,000, which represented 1.49% of the net assets of the fund.
4Purchase in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $343,125,000, which represented 1.76% of the net assets of the fund.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.  Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

First Southern Bancorp, Inc.	12/17/2009	$28,378	$28,378	.15%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	2,299	2,299	.01
Fluidigm Corp., Series E, convertible preferred	12/21/2006–11/16/2009	18,337	17,931	.10
Fluidigm Corp., warrant, expires 2019	8/17/2009	—	—	.00
BG Medicine, Inc., Series D, convertible preferred	7/9/2008	10,000	13,754	.07
BG Medicine, Inc. 12.00% convertible notes 2011	3/30/2010	250	250	.00
BG Medicine, Inc., warrants, expire 2020	3/30/2010	—	—	.00
Value Creation Inc.	8/25/2005–9/1/2006	33,229	10,536	.05
Spot Runner, Inc.	10/25/2006–3/20/2008	15,071	759	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	414	.00
Mobile Travel Guide, Inc.	12/17/2007	24	24	.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005–6/1/2007	21,500	—	.00

Total restricted securities		$135,088	$74,345	.38%

6Principal payments may be made periodically.  Therefore, the effective maturity date may be earlier than the stated maturity date.
7Coupon rate may change periodically.
8Loan participations and assignments; may be subject to legal or contractual restrictions on resale.  The total value of all such loans was $7,112,000, which represented .04% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	ILS = Israeli shekels
BDR = Brazilian Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-935-0510O-S21517

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 28, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: May 28, 2010